                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/29/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS  94.2%
AEROSPACE & DEFENSE  1.7%
Raytheon Co. ........................................          2,497,600      $  161,944,384
                                                                              --------------

AIR FREIGHT & LOGISTICS  0.5%
FedEx Corp. .........................................            536,800          47,308,184
                                                                              --------------

AUTOMOBILE MANUFACTURERS  0.5%
Honda Motor Co. Ltd. - ADR (Japan) ..................          1,493,600          45,704,160
                                                                              --------------

BROADCASTING & CABLE TV  0.9%
Comcast Corp., Class A ..............................          4,122,600          80,555,604
                                                                              --------------

COMMUNICATIONS EQUIPMENT  1.7%
Alcatel-Lucent  - ADR (France) ......................         14,750,700          86,586,609
Cisco Systems, Inc. (a) .............................          2,902,700          70,738,799
                                                                              --------------
                                                                                 157,325,408
                                                                              --------------
COMPUTER HARDWARE  1.1%
Hewlett-Packard Co. .................................          2,193,400         104,778,718
                                                                              --------------

COMPUTER STORAGE & PERIPHERALS  0.2%
EMC Corp. (a) .......................................          1,225,700          19,047,378
                                                                              --------------

CONSUMER ELECTRONICS  0.8%
Sony Corp. - ADR (Japan) ............................          1,497,600          70,701,696
                                                                              --------------

DEPARTMENT STORES  0.3%
Macy's, Inc. ........................................          1,232,800          30,425,504
                                                                              --------------

DIVERSIFIED CHEMICALS  3.6%
Bayer AG - ADR (Germany) ............................          3,743,500         288,809,528
Du Pont (E.I.) de Nemours & Co. .....................          1,040,400          48,295,368
                                                                              --------------
                                                                                 337,104,896
                                                                              --------------
DRUG RETAIL  0.2%
Rite Aid Corp. (a) ..................................          7,437,600          19,858,392
                                                                              --------------

ELECTRIC UTILITIES  5.2%
American Electric Power Co., Inc. ...................          4,464,400         182,683,248


Entergy Corp. .......................................          1,686,900         173,312,106
FirstEnergy Corp. ...................................          1,828,000         123,554,520
                                                                              --------------
                                                                                 479,549,874
                                                                              --------------
GOLD  1.4%
Newmont Mining Corp. ................................          2,488,400         127,331,428
                                                                              --------------

HEALTH CARE EQUIPMENT  1.6%
Boston Scientific Corp. (a) .........................          5,537,500          69,717,125
Covidien Ltd. (Bermuda) .............................          1,786,475          76,443,265
                                                                              --------------
                                                                                 146,160,390
                                                                              --------------
HOME IMPROVEMENT RETAIL  0.6%
Home Depot, Inc. ....................................          2,018,800          53,599,140
                                                                              --------------

HOUSEHOLD PRODUCTS  1.7%
Kimberly-Clark Corp. ................................          1,186,500          77,336,070
Procter & Gamble Co. ................................          1,210,300          80,097,654
                                                                              --------------
                                                                                 157,433,724
                                                                              --------------
HYPERMARKETS & SUPER CENTERS  3.6%
Wal-Mart Stores, Inc. ...............................          6,686,700         331,593,453
                                                                              --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.4%
NRG Energy, Inc. (a) ................................            809,922          33,425,481
                                                                              --------------

INDUSTRIAL CONGLOMERATES  5.2%
General Electric Co. ................................          6,102,100         202,223,594
Siemens AG - ADR (Germany) ..........................          1,580,900         201,817,694
Tyco International Ltd. (Bermuda) ...................          2,045,575          81,945,734
                                                                              --------------
                                                                                 485,987,022
                                                                              --------------
INSURANCE BROKERS  2.4%
Marsh & McLennan Cos., Inc. .........................          8,866,100         225,819,567
                                                                              --------------

INTEGRATED OIL & GAS  6.4%
ConocoPhillips ......................................          1,054,380          87,207,770
Exxon Mobil Corp. ...................................          1,415,200         123,136,552
Marathon Oil Corp. ..................................            522,200          27,760,152
Occidental Petroleum Corp. ..........................          2,220,400         171,792,348
Royal Dutch Shell PLC, Class A - ADR (United Kingdom)          2,518,400         179,939,680
                                                                              --------------
                                                                                 589,836,502
                                                                              --------------


INTEGRATED TELECOMMUNICATION SERVICES  4.5%
Embarq Corp. ........................................          1,068,273          44,803,370
France Telecom - ADR (France) .......................          3,048,400         101,968,980
Sprint Nextel Corp. .................................          3,157,797          22,451,937
Verizon Communications, Inc. ........................          6,711,914         243,776,716
                                                                              --------------
                                                                                 413,001,003
                                                                              --------------
INTERNET SOFTWARE & SERVICES  1.0%
eBay, Inc. (a) ......................................          3,621,700          95,468,012
                                                                              --------------

INVESTMENT BANKING & BROKERAGE  3.8%
Bear Stearns Cos., Inc. .............................          1,640,500         131,010,330
Charles Schwab Corp. ................................          4,353,300          85,368,213
Lehman Brothers Holdings, Inc. ......................          1,063,000          54,202,370
Merrill Lynch & Co., Inc. ...........................          1,733,800          85,927,128
                                                                              --------------
                                                                                 356,508,041
                                                                              --------------
LIFE & HEALTH INSURANCE  0.6%
Aegon N.V. (Netherlands) ............................          4,014,500          59,615,325
                                                                              --------------

LIFE SCIENCES TOOLS & SERVICES  0.5%
Applera Corp -- Applied Biosystem Group .............          1,448,600          48,832,306
                                                                              --------------

MANAGED HEALTH CARE  0.3%
CIGNA Corp. .........................................            665,400          29,663,532
                                                                              --------------

MOVIES & ENTERTAINMENT  4.8%
Time Warner, Inc. ...................................         14,662,900         228,887,869
Viacom, Inc., Class B (a) ...........................          5,435,500         216,061,125
                                                                              --------------
                                                                                 444,948,994
                                                                              --------------
MULTI-LINE INSURANCE  0.9%
Hartford Financial Services Group, Inc. .............          1,243,040          86,888,496
                                                                              --------------

OIL & GAS EQUIPMENT & SERVICES  0.7%
Schlumberger Ltd. (Netherlands Antilles) ............            762,640          65,930,228
                                                                              --------------

OIL & GAS EXPLORATION & PRODUCTION  0.6%
Devon Energy Corp. ..................................            498,300          51,185,376
                                                                              --------------

OIL & GAS STORAGE & TRANSPORTATION  0.7%
Williams Cos., Inc. .................................          1,924,500          69,320,490
                                                                              --------------


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
OTHER DIVERSIFIED FINANCIAL SERVICES  6.1%
Bank of America Corp. ...............................          3,220,603         127,986,763
Citigroup, Inc. .....................................          5,941,000         140,861,110
JPMorgan Chase & Co. ................................          7,341,582         298,435,309
                                                                              --------------
                                                                                 567,283,182
                                                                              --------------
PACKAGED FOODS & MEATS  5.2%
Cadbury Schweppes PLC - ADR (United Kingdom) ........          3,053,200         136,936,020
ConAgra Foods, Inc. .................................          2,206,200          48,757,020
Kraft Foods, Inc., Class A ..........................          3,878,677         120,898,362
Unilever N.V. (Netherlands) .........................          5,756,300         179,020,930
                                                                              --------------
                                                                                 485,612,332
                                                                              --------------
PERSONAL PRODUCTS  0.6%
Estee Lauder Co., Inc., Class A .....................          1,348,900          57,436,162
                                                                              --------------

PHARMACEUTICALS  11.1%
Abbott Laboratories .................................          4,870,400         260,809,920
Bristol-Myers Squibb Co. ............................          6,685,700         151,163,677
Novartis AG - ADR (Switzerland) .....................          1,902,500          93,507,875
Roche Holdings, Inc. - ADR (Switzerland) ............          1,452,700         142,583,958
Schering-Plough Corp. ...............................         10,962,400         237,884,080
Wyeth ...............................................          3,222,000         140,543,640
                                                                              --------------
                                                                               1,026,493,150
                                                                              --------------
PROPERTY & CASUALTY INSURANCE  3.6%
Chubb Corp. .........................................          3,060,500         155,779,450
Travelers Cos., Inc. ................................          3,917,086         181,791,961
                                                                              --------------
                                                                                 337,571,411
                                                                              --------------
REGIONAL BANKS  2.0%
PNC Financial Services Group, Inc. ..................          1,896,600         116,508,138
SunTrust Banks, Inc. ................................          1,107,600          64,384,788
                                                                              --------------
                                                                                 180,892,926
                                                                              --------------
RESTAURANTS  0.7%
Starbucks Corp. (a) .................................          3,562,900          64,025,313
                                                                              --------------

SEMICONDUCTORS  0.8%
Intel Corp. .........................................          3,501,300          69,850,935
                                                                              --------------


SOFT DRINKS  1.7%
Coca-Cola Co. .......................................          2,726,600         159,397,036
                                                                              --------------

SPECIALTY STORES  0.4%
Office Depot, Inc. (a) ..............................          3,322,922          37,781,623
                                                                              --------------

SYSTEMS SOFTWARE  0.9%
Oracle Corp. (a) ....................................          1,241,500          23,340,200
Symantec Corp. (a) ..................................          3,537,100          59,564,764
                                                                              --------------
                                                                                  82,904,964
                                                                              --------------
THRIFTS & MORTGAGE FINANCE  1.3%
Federal Home Loan Mortgage Corp. ....................          3,425,700          86,259,126
Sovereign Bancorp, Inc. .............................          2,851,800          31,455,354
                                                                              --------------
                                                                                 117,714,480
                                                                              --------------
TOBACCO  1.4%
Altria Group, Inc. ..................................          1,804,000         131,944,560
                                                                              --------------
TOTAL COMMON STOCKS  94.2% ..........................                          8,745,760,782
                                                                              --------------

INVESTMENT COMPANIES  3.8%
Financial Select Sector SPDR Fund ...................          6,396,300         165,216,429
iShares MSCI Japan Index Fund .......................          6,977,000          87,421,810
iShares Russell 1000 Value Index Fund ...............          1,327,300          98,246,746
                                                                              --------------

TOTAL INVESTMENT COMPANIES   ...............................................     350,884,985
                                                                              --------------

TOTAL LONG-TERM INVESTMENTS  98.0%
  (Cost $8,329,848,984).....................................................   9,096,645,767
                                                                              --------------
REPURCHASE AGREEMENTS  2.5%
Banc of America Securities ($90,266,412 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 3.16%,
  dated 02/29/08, to be sold on 03/03/08 at $90,290,182) ...................      90,266,412
Citigroup Global Markets, Inc. ($80,236,811 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 3.05%,
  dated 02/29/08, to be sold on 03/03/08 at $80,257,205)  ..................      80,236,811


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
State Street Bank & Trust Co. ($54,867,777 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.66%,
  dated 02/29/08, to be sold on 03/03/08 at $54,879,939)  ..................      54,867,777
                                                                              --------------

TOTAL REPURCHASE AGREEMENTS  2.5%
  (Cost $225,371,000).......................................................     225,371,000
                                                                              --------------

TOTAL INVESTMENTS  100.5%
  (Cost $8,555,219,984).....................................................   9,322,016,767

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)...............................     (42,438,665)
                                                                              --------------

NET ASSETS  100.0%..........................................................  $9,279,578,102
                                                                              ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 -- quoted prices in active markets for identical investments
     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund's investments carried at value:

                                                                       OTHER
                                            INVESTMENTS IN           FINANCIAL
VALUATION INPUTS                              SECURITIES            INSTRUMENTS*
----------------                            --------------          ------------
Level 1 - Quoted Prices                     $8,954,061,809                  $-0-
Level 2 - Other Significant
Observable Inputs                              367,954,958                   -0-
Level 3 - Significant
Unobservable Inputs                                    -0-                   -0-
                                            --------------          ------------
                      TOTAL                 $9,322,016,767                  $-0-

*Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

By: /s/ Stuart N. Schuldt
   ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: April 17, 2008